UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10555

Registrant Name:	PIMCO Corporate & Income Strategy Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	July 31

Date of Reporting Period:	October 31, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Corporate & Income Strategy Fund

October 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.8%
BANK LOAN OBLIGATIONS 1.9%
iHeartCommunications, Inc.
7.274% due 01/30/2019		$5,800	$4,419
Sequa Corp.
5.250% due 06/19/2017		4,900	4,530
Westmoreland Coal Co.
7.500% due 12/16/2020		2,100	1,685

Total Bank Loan Obligations (Cost $11,944)			10,634

CORPORATE BONDS & NOTES 56.5%
BANKING & FINANCE 26.2%
AGFC Capital Trust
6.000% due 01/15/2067		2,300	1,242
Ally Financial, Inc.
8.000% due 11/01/2031 (l)		4,586	5,508
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (i)	EUR	600	637
Banco do Brasil S.A.
6.250% due 04/15/2024 (i)		$4,460	3,289
9.000% due 06/18/2024 (i)		3,827	3,559
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	1,100	332
4.000% due 01/21/2019 ^		4,300	1,298
4.750% due 01/15/2018 ^		5,100	1,540
Banco Santander S.A.
6.250% due 09/11/2021 (i)		1,300	1,335
Barclays PLC
6.500% due 09/15/2019 (i)		700	725
8.000% due 12/15/2020 (i)		2,100	2,367
BCD Acquisition, Inc.
9.625% due 09/15/2023 (l)		$2,600	2,698
Blackstone CQP Holdco LP
9.296% due 03/19/2019		9,402	9,507
BNP Paribas S.A.
7.375% due 08/19/2025 (i)(l)		6,200	6,371
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		1,640	1,648
Cantor Fitzgerald LP
6.500% due 06/17/2022		8,000	8,660
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (l)		3,100	3,286
Credit Agricole S.A.
7.875% due 01/23/2024 (i)(l)		8,500	8,644
Credit Suisse Group AG
7.500% due 12/11/2023 (i)(l)		7,725	8,015
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		3,500	3,649
GSPA Monetization Trust
6.422% due 10/09/2029 (l)		4,786	5,481
HSBC Holdings PLC
6.000% due 09/29/2023 (i)	EUR	3,393	3,883
Jefferies Finance LLC
7.375% due 04/01/2020		$2,100	2,095
7.500% due 04/15/2021		1,444	1,417
Jefferies LoanCore LLC
6.875% due 06/01/2020 (l)		6,100	5,795
Lloyds Banking Group PLC
7.875% due 06/27/2029 (i)	GBP	1,500	1,957
MPT Operating Partnership LP
5.250% due 08/01/2026		$1,283	1,312
Nationwide Building Society
10.250% due 06/29/2049 (i)	GBP	12	1,955
Navient Corp.
5.500% due 01/15/2019 (l)		$7,405	7,574
5.625% due 08/01/2033		2,448	1,952
Novo Banco S.A.
5.000% due 04/04/2019	EUR	298	257
5.000% due 04/23/2019		608	525
5.000% due 05/14/2019		402	346
5.000% due 05/21/2019		225	194
5.000% due 05/23/2019		224	193
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023 (l)		$1,500	1,532

OneMain Financial Holdings LLC
6.750% due 12/15/2019		1,349	1,401
PHH Corp.
6.375% due 08/15/2021		570	557
7.375% due 09/01/2019		700	733
Rio Oil Finance Trust
9.250% due 07/06/2024 (l)		508	493
9.250% due 07/06/2024		3,697	3,586
9.750% due 01/06/2027		235	222
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (i)		4,070	3,744
8.000% due 08/10/2025 (i)		6,390	6,087
8.625% due 08/15/2021 (i)		1,700	1,696
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		1,900	2,031
6.125% due 02/07/2022		1,500	1,633
Spirit Realty LP
4.450% due 09/15/2026 (l)		1,600	1,579
Springleaf Finance Corp.
5.250% due 12/15/2019		335	336
8.250% due 12/15/2020		2,700	2,930
TIG FinCo PLC
8.500% due 03/02/2020	GBP	252	316
8.750% due 04/02/2020		9,489	10,627
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		$600	648

			149,397

INDUSTRIALS 22.9%
ADT Corp.
4.875% due 07/15/2032		1,789	1,538
Alliance Data Systems Corp.
5.875% due 11/01/2021		3,000	3,037
Altice Financing S.A.
7.500% due 05/15/2026		1,800	1,863
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,688	1,553
Boxer Parent Co., Inc.
9.000% due 10/15/2019 (d)(l)		4,342	3,995
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		3,300	3,407
9.000% due 02/15/2020 ^		1,885	1,951
11.250% due 06/01/2017 ^		8,170	8,293
Camelot Finance S.A.
7.875% due 10/15/2024		1,200	1,230
Chesapeake Energy Corp.
4.130% due 04/15/2019		115	107
6.250% due 01/15/2017	EUR	1,100	1,207
Concordia International Corp.
9.000% due 04/01/2022		$500	486
Continental Airlines Pass-Through Trust
9.798% due 10/01/2022		1,003	1,107
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (l)		4,100	3,936
Eagle Materials, Inc.
4.500% due 08/01/2026 (l)		830	838
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^		308	79
Ford Motor Co.
7.700% due 05/15/2097 (l)		7,830	9,457
Fresh Market, Inc.
9.750% due 05/01/2023		800	684
Harvest Operations Corp.
2.330% due 04/14/2021		5,032	4,967
HCA, Inc.
7.500% due 11/15/2095		1,200	1,218
iHeartCommunications, Inc.
9.000% due 09/15/2022		3,440	2,455
Inception Merger Sub, Inc.
8.625% due 11/15/2024 (c)		6,314	6,338
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		6,692	2,208
8.125% due 06/01/2023		1,121	375
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		7,070	6,434
Kinder Morgan Energy Partners LP
6.375% due 03/01/2041 (l)		400	435
Kinder Morgan, Inc.
7.800% due 08/01/2031 (l)		3,580	4,450
Kinetic Concepts, Inc.
9.625% due 10/01/2021		6,800	6,579
LG FinanceCo Corp.
5.875% due 11/01/2024		300	304
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	2,800	3,135

Prime Security Services Borrower LLC
9.250% due 05/15/2023 (l)		$3,650	3,880
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,389
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026 (l)		$2,500	2,704
Safeway, Inc.
7.250% due 02/01/2031		445	446
Sequa Corp.
7.000% due 12/15/2017		7,480	4,114
SFR Group S.A.
7.375% due 05/01/2026 (l)		5,340	5,400
Soho House Bond Ltd.
9.125% due 10/01/2018	GBP	2,700	3,392
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		$2,100	2,095
Tembec Industries, Inc.
9.000% due 12/15/2019 (l)		2,200	1,760
Times Square Hotel Trust
8.528% due 08/01/2026		1,767	2,079
Transocean, Inc.
9.000% due 07/15/2023		1,054	1,035
UCP, Inc.
8.500% due 10/21/2017		6,000	5,969
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	3,792	4,920
6.542% due 03/30/2021		1,772	2,330
Versum Materials, Inc.
5.500% due 09/30/2024		$507	520
Westmoreland Coal Co.
8.750% due 01/01/2022		5,955	4,704

			130,403

UTILITIES 7.4%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (l)		8,800	8,707
4.375% due 09/19/2022		280	277
6.000% due 11/27/2023 (l)		4,900	5,200
Illinois Power Generating Co.
6.300% due 04/01/2020		6,400	2,560
7.000% due 04/15/2018		1,900	722
7.950% due 06/01/2032		700	287
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030		8,200	8,600
NGL Energy Partners LP
7.500% due 11/01/2023		1,220	1,229
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		300	99
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (j)		2,177	457
6.625% due 10/01/2023		523	110
6.750% due 10/01/2023 (j)		1,283	273
6.750% due 10/01/2023		1,625	345
Petrobras Global Finance BV
3.737% due 03/17/2020		270	267
4.875% due 03/17/2020		320	323
5.750% due 01/20/2020		220	228
6.250% due 12/14/2026	GBP	4,800	5,630
6.625% due 01/16/2034		100	111
6.750% due 01/27/2041		$2,300	2,049
7.875% due 03/15/2019		315	340
Sprint Capital Corp.
6.900% due 05/01/2019		1,100	1,161
Terraform Global Operating LLC
13.750% due 08/15/2022		2,760	2,884

			41,859

Total Corporate Bonds & Notes (Cost $333,313)			321,659

CONVERTIBLE BONDS & NOTES 0.7%
INDUSTRIALS 0.7%
DISH Network Corp.
3.375% due 08/15/2026		3,400	3,912

Total Convertible Bonds & Notes (Cost $3,400)			3,912

MUNICIPAL BONDS & NOTES 4.4%
CALIFORNIA 0.9%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.750% due 10/01/2037		1,220	1,330

Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	3,400	3,820

		5,150

ILLINOIS 2.4%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	12,700	13,856

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	785	660

WEST VIRGINIA 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,010	5,639

Total Municipal Bonds & Notes (Cost $23,298)		25,305

U.S. GOVERNMENT AGENCIES 3.9%
Fannie Mae
3.000% due 02/25/2043 (a)	65,583	12,337
4.784% due 01/25/2029	400	405
5.834% due 10/25/2028	600	642
Freddie Mac
6.136% due 11/25/2055	8,316	4,711
8.084% due 12/25/2027	3,299	3,377
11.284% due 03/25/2025	743	840

Total U.S. Government Agencies (Cost $21,735)		22,312

NON-AGENCY MORTGAGE-BACKED SECURITIES 27.7%
Banc of America Alternative Loan Trust
5.500% due 10/25/2035 ^	5,371	4,797
6.000% due 01/25/2036 ^	147	127
Banc of America Funding Trust
6.000% due 07/25/2037 ^	407	322
Banc of America Mortgage Trust
3.089% due 03/25/2035	135	123
5.500% due 11/25/2035 ^	2,534	2,389
6.000% due 03/25/2037 ^	522	476
6.500% due 09/25/2033	220	232
BCAP LLC Trust
3.007% due 03/27/2036	2,227	1,148
3.294% due 08/28/2037	6,607	5,135
5.110% due 03/26/2037	1,211	355
8.801% due 07/26/2036	1,713	1,728
Bear Stearns ALT-A Trust
1.034% due 01/25/2036 ^	1,760	1,529
2.988% due 09/25/2047 ^	7,749	5,476
3.055% due 11/25/2035 ^	8,568	6,875
3.082% due 11/25/2036 ^	5,156	3,799
3.410% due 08/25/2036 ^	1,218	899
3.457% due 09/25/2035 ^	878	722
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036	1,570	1,499
Chase Mortgage Finance Trust
2.759% due 12/25/2035 ^	16	14
6.000% due 07/25/2037 ^	1,052	883
Chase Mortgage Trust
3.750% due 12/25/2045	558	534
Citigroup Mortgage Loan Trust, Inc.
4.984% due 09/25/2037 ^	3,433	3,166
5.201% due 04/25/2037 ^	354	302
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^	1,471	1,156
Countrywide Alternative Loan Trust
5.500% due 03/25/2035	415	337
5.500% due 03/25/2036 ^	205	162
5.500% due 05/25/2036 ^	2,547	1,870
5.750% due 01/25/2035	512	517
5.750% due 02/25/2035	560	550
5.750% due 03/25/2037 ^	1,027	894
6.000% due 02/25/2035	1,308	1,342
6.000% due 04/25/2036	1,402	1,043
6.000% due 02/25/2037 ^	7,147	4,995
6.000% due 04/25/2037 ^	1,612	1,155
6.000% due 07/25/2037 ^	463	448
6.250% due 12/25/2036 ^	1,920	1,431
6.500% due 08/25/2036 ^	654	447
Countrywide Home Loan Mortgage Pass-Through Trust
2.995% due 09/20/2036 ^	398	318
6.000% due 07/25/2037	2,399	1,952

Credit Suisse Mortgage Capital Certificates
3.475% due 10/26/2036		7,702	4,590
Epic Drummond Ltd.
0.000% due 01/25/2022	EUR	1,499	1,619
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		$6,128	5,178
GSR Mortgage Loan Trust
3.285% due 08/25/2034		619	592
5.500% due 05/25/2036 ^		567	539
6.000% due 02/25/2036 ^		3,936	3,224
HarborView Mortgage Loan Trust
0.768% due 01/19/2036 ^		5,753	3,811
3.372% due 06/19/2036 ^		9,293	5,803
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		3,794	2,406
Jefferies Resecuritization Trust
6.000% due 05/26/2036		17,186	12,577
JPMorgan Alternative Loan Trust
2.793% due 03/25/2037 ^		2,511	2,237
6.000% due 12/25/2035 ^		2,383	2,184
JPMorgan Mortgage Trust
2.856% due 02/25/2036 ^		4,070	3,590
2.967% due 01/25/2037 ^		1,053	944
2.976% due 04/25/2037		14	12
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		1,700	1,333
5.562% due 02/15/2040		1,801	1,356
Lehman Mortgage Trust
6.000% due 07/25/2036 ^		1,249	980
6.000% due 07/25/2037 ^		286	257
Lehman XS Trust
0.754% due 06/25/2047		3,150	2,345
MASTR Alternative Loan Trust
6.750% due 07/25/2036		2,304	1,667
Merrill Lynch Mortgage Investors Trust
2.822% due 03/25/2036 ^		934	640
Mesdag Delta BV
0.000% due 01/25/2020	EUR	1,303	1,257
Residential Accredit Loans, Inc. Trust
0.764% due 05/25/2037 ^		$271	65
3.902% due 12/26/2034 ^		2,652	2,117
6.000% due 08/25/2036 ^		486	404
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031		785	798
Residential Asset Securitization Trust
6.000% due 11/25/2036 ^		3,223	2,228
6.250% due 09/25/2037 ^		2,969	2,059
6.250% due 06/25/2046		1,685	1,402
Residential Funding Mortgage Securities, Inc. Trust
3.585% due 02/25/2037		2,414	1,953
6.500% due 03/25/2032		238	248
Sequoia Mortgage Trust
2.902% due 02/20/2047		518	447
4.702% due 07/20/2037 ^		1,094	968
Structured Adjustable Rate Mortgage Loan Trust
2.880% due 11/25/2036 ^		3,887	2,954
2.912% due 01/25/2036 ^		3,023	2,288
3.047% due 07/25/2036 ^		932	744
3.062% due 07/25/2036 ^		8,477	5,823
3.268% due 07/25/2035 ^		1,156	995
4.488% due 03/25/2037 ^		4,082	2,859
Suntrust Adjustable Rate Mortgage Loan Trust
2.906% due 02/25/2037 ^		539	476
3.012% due 04/25/2037 ^		987	841
WaMu Mortgage Pass-Through Certificates Trust
2.579% due 07/25/2037 ^		625	512
4.189% due 02/25/2037 ^		833	788
4.336% due 07/25/2037 ^		1,502	1,385
6.000% due 10/25/2036 ^		3,133	2,473
Washington Mutual Mortgage Pass-Through Certificates Trust
1.363% due 05/25/2047 ^		310	19
6.000% due 10/25/2035 ^		2,318	1,844
Wells Fargo Mortgage-Backed Securities Trust
2.919% due 07/25/2036 ^		598	565
3.089% due 05/25/2036 ^		110	105

Total Non-Agency Mortgage-Backed Securities (Cost $156,493)			157,648

ASSET-BACKED SECURITIES 19.6%
ACE Securities Corp. Home Equity Loan Trust
0.924% due 02/25/2036		30,789	11,935
Argent Securities Trust
0.724% due 03/25/2036		4,195	2,263
Bear Stearns Asset-Backed Securities Trust
0.674% due 10/25/2036 ^		6,450	5,915
6.500% due 10/25/2036 ^		382	296

CIFC Funding Ltd.
0.000% due 05/24/2026 (g)		2,300	1,588
0.000% due 07/22/2026		1,500	907
Citigroup Mortgage Loan Trust, Inc.
0.694% due 12/25/2036		5,223	3,523
Countrywide Asset-Backed Certificates
0.674% due 06/25/2047 ^		1,960	1,436
0.704% due 03/25/2037		3,033	2,793
1.254% due 01/25/2036		4,000	3,374
First Franklin Mortgage Loan Trust
1.164% due 09/25/2035		3,949	2,106
1.509% due 05/25/2036		8,033	3,549
Fremont Home Loan Trust
1.464% due 06/25/2035 ^		6,000	4,506
Gramercy Real Estate CDO Ltd.
1.097% due 08/15/2056		8,545	8,416
Grosvenor Place CLO BV
0.000% due 04/30/2029	EUR	500	429
HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (b)(g)		$3,588	1,605
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.694% due 07/25/2037		11,830	7,459
JPMorgan Mortgage Acquisition Corp.
0.824% due 01/25/2036		794	743
JPMorgan Mortgage Acquisition Trust
0.694% due 11/25/2036		5,517	4,570
4.834% due 01/25/2037 ^		7,160	5,280
Lehman XS Trust
5.170% due 08/25/2035 ^		474	447
Long Beach Mortgage Loan Trust
0.834% due 01/25/2036		5,000	3,570
Merrill Lynch Mortgage Investors Trust
0.694% due 04/25/2037		598	339
Morgan Stanley ABS Capital, Inc. Trust
0.684% due 06/25/2036		2,025	1,785
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^		854	589
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.054% due 08/25/2035		5,000	3,841
2.304% due 10/25/2034		573	414
Residential Asset Mortgage Products Trust
1.629% due 12/25/2033		227	210
1.734% due 01/25/2035 ^		2,955	2,207
SLM Student Loan Trust
0.000% due 10/28/2029 (g)		3	3,610
0.000% due 01/25/2042 (g)		4	4,152
Soundview Home Loan Trust
0.784% due 08/25/2037		2,000	1,477
South Coast Funding Ltd.
1.407% due 08/10/2038		10,761	2,287
Taberna Preferred Funding Ltd.
1.158% due 08/05/2036		509	356
1.158% due 08/05/2036 ^		9,415	6,591
1.328% due 07/05/2035		9,667	6,960

Total Asset-Backed Securities (Cost $109,290)			111,528

SOVEREIGN ISSUES 1.8%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	3,250	3,568
4.900% due 09/15/2021		1,500	1,763
Republic of Greece Government International Bond
3.000% due 02/24/2023		142	117
3.000% due 02/24/2024		142	114
3.000% due 02/24/2025		142	112
3.000% due 02/24/2026		142	110
3.000% due 02/24/2027		142	108
3.000% due 02/24/2028		142	105
3.000% due 02/24/2029		142	102
3.000% due 02/24/2030		142	100
3.000% due 02/24/2031		142	97
3.000% due 02/24/2032		142	96
3.000% due 02/24/2033		142	94
3.000% due 02/24/2034		142	93
3.000% due 02/24/2035		142	92
3.000% due 02/24/2036		142	91
3.000% due 02/24/2037		142	91
3.000% due 02/24/2038		142	90
3.000% due 02/24/2039		142	90
3.000% due 02/24/2040		142	90
3.000% due 02/24/2041		142	90
3.000% due 02/24/2042		142	90
3.800% due 08/08/2017	JPY	47,000	437
4.750% due 04/17/2019	EUR	400	405
Saudi Government International Bond
2.375% due 10/26/2021		$200	200

3.250% due 10/26/2026	200	197
4.500% due 10/26/2046	1,600	1,575

Total Sovereign Issues (Cost $9,859)		10,117

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
TIG FinCo PLC (j)	182,606	166

INDUSTRIALS 0.0%
ZTO Express Cayman, Inc. ADR (e)	128	2

Total Common Stocks (Cost $273)		168

PREFERRED SECURITIES 1.6%
BANKING & FINANCE 1.6%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (i)	7,450	9,108
GMAC Capital Trust 6.602% due 02/15/2040	3,500	89

Total Preferred Securities (Cost $9,260)		9,197

SHORT-TERM INSTRUMENTS 3.7%
REPURCHASE AGREEMENTS (k) 2.5%		14,442

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.3%
Federal Home Loan Bank
0.000% due 11/18/2016 - 11/23/2016 (g)(h)	$1,900	1,900

U.S. TREASURY BILLS 0.9%
0.480% due 03/02/2017 - 03/16/2017 (f)(g)(n)(p)	4,855	4,849

Total Short-Term Instruments (Cost $21,189)		21,191

Total Investments in Securities (Cost $700,054)		693,671

Total Investments 121.8% (Cost $700,054)		$693,671
Financial Derivative Instruments (m)(o) 0.7% (Cost or Premiums, net $(1,182))		4,124
Preferred Shares (9.7)%		(55,525)
Other Assets and Liabilities, net (12.8)%		(72,548)

Net Assets Applicable to Common Shareholders 100.0%		$569,722

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Coupon represents a yield to maturity.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd. 6.625% due 10/01/2023	04/09/2015	$1,745	$457	0.08%
Odebrecht Offshore Drilling Finance Ltd. 6.750% due 10/01/2023	04/09/2015 - 07/28/2015	988	273	0.05
TIG FinCo PLC	04/02/2015	271	166	0.03

		$3,004	$896	0.16%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.540%	10/31/2016	11/01/2016	$12,400	U.S. Treasury Notes 0.875% due 10/15/2019	$(12,667)	$12,400	$12,400
SSB	0.010	10/31/2016	11/01/2016	2,042	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(2,088)	2,042	2,042

Total Repurchase Agreements						$(14,755)	$14,442	$14,442

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.250)%	10/13/2016	10/13/2017	$(280)	$(280)
JML	1.400	10/07/2016	11/07/2016	(7,119)	(7,126)
	1.400	10/12/2016	11/07/2016	(4,332)	(4,335)
MSC	0.077	10/31/2016	02/02/2017	(13,388)	(13,388)
	1.150	08/02/2016	11/02/2016	(13,724)	(13,764)
RBC	1.610	05/23/2016	11/14/2016	(1,231)	(1,240)
	1.640	07/18/2016	01/18/2017	(2,777)	(2,790)
	1.810	09/02/2016	02/06/2017	(2,272)	(2,279)
	1.880	08/25/2016	02/27/2017	(6,772)	(6,796)
RDR	1.150	08/03/2016	11/03/2016	(4,045)	(4,057)
UBS	1.150	08/22/2016	11/22/2016	(3,339)	(3,346)
	1.380	08/26/2016	11/25/2016	(2,263)	(2,269)
	1.520	09/13/2016	11/03/2016	(3,413)	(3,420)
	1.542	08/31/2016	12/01/2016	(6,639)	(6,657)
	1.600	08/18/2016	11/18/2016	(10,921)	(10,957)
	1.630	07/15/2016	11/14/2016	(4,401)	(4,423)
	1.630	10/20/2016	01/20/2017	(5,594)	(5,597)
	1.670	08/24/2016	11/21/2016	(2,287)	(2,294)
	1.700	09/14/2016	12/14/2016	(3,810)	(3,819)

Total Reverse Repurchase Agreements					$(98,837)

(3)	The average amount of borrowings outstanding during the period ended October 31, 2016 was $(93,384) at a weighted average interest rate of 1.392%.

Short Sales:

Short Sales on Corporate Bonds & Notes

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Eagle Materials, Inc.	4.500%	08/01/2026	$830	$(836)	$(848)

Total Short Sales				$(836)	$(848)

(4)	Payable for short sales includes $9 of accrued interest.

(l)	Securities with an aggregate market value of $113,153 have been pledged as collateral under the terms of master agreements as of October 31, 2016.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$8,330	$585	$(57)	$0	$(5)
CDX.HY-25 5-Year Index	5.000	12/20/2020	11,880	653	583	0	(9)
CDX.HY-26 5-Year Index	5.000	06/20/2021	2,400	116	21	0	(2)

				$1,354	$547	$0	$(16)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		$59,300	$2,121	$575	$24	$0
Pay	3-Month USD-LIBOR	2.000	06/15/2021		36,800	1,371	123	17	0
Pay	3-Month USD-LIBOR	2.750	06/17/2025		75,590	7,601	2,938	89	0
Pay	3-Month USD-LIBOR	3.500	06/19/2044		169,400	55,914	61,440	1,044	0
Pay	3-Month USD-LIBOR *	2.250	12/21/2046		234,240	(8,958)	11,140	0	(1,388)
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025	AUD	7,600	539	351	0	(4)

						$58,588	$76,567	$1,174	$(1,392)

Total Swap Agreements						$59,942	$77,114	$1,174	$(1,408)

*	This security has a forward starting effective date.

(n)	Securities with an aggregate market value of $2,345 and cash of $6,982 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of October 31, 2016.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	11/2016		$30,055	EUR	27,511	$144	$0
	12/2016	EUR	27,511		$30,092	0	(144)
	12/2016	GBP	94		114	0	(1)
CBK	11/2016		$24,064	GBP	19,617	0	(53)
GLM	11/2016	EUR	28,909		$32,378	644	(1)
	11/2016	GBP	233		284	0	(1)
	11/2016	JPY	45,200		447	15	0
HUS	11/2016	AUD	149		114	1	0
	11/2016	GBP	57,244		74,591	4,525	0
JPM	11/2016		132		170	8	0
	11/2016		$1,682	EUR	1,503	0	(33)
	12/2016	EUR	52		$57	0	0
	12/2016		$1,130	EUR	1,034	7	0
MSB	11/2016	GBP	93		$113	0	0
RBC	11/2016		93		114	0	0
SCX	11/2016	EUR	105		115	0	(1)
SOG	11/2016		$46,076	GBP	37,699	68	0
	12/2016	EUR	261		$285	0	(1)
	12/2016	GBP	37,699		46,100	0	(70)
UAG	11/2016		$617	GBP	479	0	(31)

Total Forward Foreign Currency Contracts						$5,412	$(336)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at October 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	12/20/2019	3.115%	$2,400	$(247)	$99	$0	$(148)
GST	Petrobras Global Finance BV	1.000	12/20/2019	3.115	8,900	(912)	362	0	(550)
	Petrobras Global Finance BV	1.000	09/20/2020	3.609	10	(1)	0	0	(1)
	Petrobras Global Finance BV	1.000	12/20/2021	4.256	100	(16)	1	0	(15)
HUS	Petrobras Global Finance BV	1.000	09/20/2020	3.609	40	(6)	2	0	(4)

						$(1,182)	$464	$0	$(718)

Total Swap Agreements						$(1,182)	$464	$0	$(718)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(p)	Securities with an aggregate market value of $1,280 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 10/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$10,634	$0	$10,634
Corporate Bonds & Notes
Banking & Finance	0	143,917	5,480	149,397
Industrials	0	124,434	5,969	130,403
Utilities	0	41,859	0	41,859
Convertible Bonds & Notes
Industrials	0	3,912	0	3,912
Municipal Bonds & Notes
California	0	5,150	0	5,150
Illinois	0	13,856	0	13,856
Virginia	0	660	0	660
West Virginia	0	5,639	0	5,639
U.S. Government Agencies	0	17,601	4,711	22,312
Non-Agency Mortgage-Backed Securities	0	157,648	0	157,648
Asset-Backed Securities	0	103,766	7,762	111,528
Sovereign Issues	0	10,117	0	10,117
Common Stocks
Financials	0	0	166	166
Industrials	2	0	0	2
Preferred Securities
Banking & Finance	89	9,108	0	9,197
Short-Term Instruments
Repurchase Agreements	0	14,442	0	14,442
Short-Term Notes	0	1,900	0	1,900
U.S. Treasury Bills	0	4,849	0	4,849

Total Investments	$91	$669,492	$24,088	$693,671

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(848)	$0	$(848)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,174	0	1,174
Over the counter	0	5,412	0	5,412
	$0	$6,586	$0	$6,586
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,408)	0	(1,408)
Over the counter	0	(1,054)	0	(1,054)

	$0	$(2,462)	$0	$(2,462)

Totals	$91	$672,768	$24,088	$696,947

There were no significant transfers between Levels 1 and 2 during the period ended October 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended October 31, 2016:

Category and Subcategory	Beginning Balance at 07/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$5,517	$0	$(36)	$1	$0	$(1)	$0	$0	$5,481	$4
Industrials	5,973	0	0	2	0	(6)	0	0	5,969	(6)
U.S. Government Agencies	4,470	0	(16)	3	7	248	0	0	4,712	247
Asset-Backed Securities	8,165	0	0	0	0	(404)	0	0	7,761	(403)
Common Stocks
Financials	116	0	0	0	0	49	0	0	165	49

Totals	$24,241	$0	$(52)	$6	$7	$(114)	$0	$0	$24,088	$(109)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 10/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$5,481	Proxy Pricing	Base Price	114.25
Industrials	5,969	Proxy Pricing	Base Price	99.50
U.S. Government Agencies	4,712	Proxy Pricing	Base Price	56.66
Asset-Backed Securities	7,761	Proxy Pricing	Base Price	106,003.18 - 114,507.01
Common Stocks
Financials	165	Other Valuation Techniques (2)	—	—

Total	$24,088

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at October 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of October 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of October 31, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 700,054	$30,539	$(36,922)	$(6,383)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	JML	JPMorgan Securities PLC	RDR	RBC Capital Markets
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	MSB	Morgan Stanley Bank N.A.	SSB	State Street Bank and Trust Co.
GST	Goldman Sachs International	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	USD (or $)	United States Dollar
EUR	Euro	JPY	Japanese Yen

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	BABs	Build America Bonds	CDO	Collateralized Debt Obligation
ADR	American Depositary Receipt	BBR	Bank Bill Rate	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate & Income Strategy Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: December 23, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: December 23, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: December 23, 2016